Other income and expenses - Financial costs, net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income Expense Line Items
Interest expenses from loans	€ (7,622,000)	€ (2,934,000)	€ (218,000)
Currency gains (loss)	(1,111)	0	0
Changes in FV of warrants	(159,000)	2,574,000
Changes in FV of floor	134,000	(376,000)
Changes in FV of prepayment option	288,000	510,000
Currency income/(loss)	2,445,000	(963,000)
Unwinding of the discount on lease liabilities	(579,000)	(637,000)	(584,000)
Interest income from loans and receivables	209,000	3,000	3,000
Total Financial costs, net	(5,284,000)	(1,823,000)	(799,000)
Convertible Loan
Other Income Expense Line Items
Interest expenses from loans	(1,656,000)	0	0
Loan Agreement with Oxford Finance LLC
Other Income Expense Line Items
Interest expenses from loans	(5,881,000)	(2,806,000)	0
Currency gains (loss)	1,408,000	(963,000)	0
Changes in FV of floor	134,000	376,000	0
Changes in FV of prepayment option	€ 288,000	€ 510,000	€ 0